Income Taxes (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Income Before Income Taxes	Income (loss) before income taxes for the years ended December 31, 2021, 2020 and 2019 consisted of:

(in thousands)	2021	2020	2019
Pretax income (loss) in the Netherlands	$7,062	($38,242)	($77,433)
Pretax income (loss) from foreign operations	618,771	477,714	(343)
	$625,833	$439,472	($77,776)

Provision for Income Taxes	Income tax expense (benefit) for the years ended December 31, 2021, 2020 and 2019 are as follows:

(in thousands)	2021	2020	2019
Current:
The Netherlands	$1,714	$270	$5,670
Foreign	116,808	86,720	13,371
	118,522	86,990	19,041
Deferred:
The Netherlands	(1,776)	(6,921)	4,177
Foreign	(3,512)	215	(59,539)
	(5,288)	(6,706)	(55,362)
Total income tax expense (benefit)	$113,234	$80,284	($36,321)

Difference Between Income Taxes Computed at Statutory Rate and Reported Income Taxes and Effective Tax Rate	The principal items comprising the differences between income taxes computed at the Netherlands statutory rate and our effective tax rate for the years ended December 31, 2021, 2020 and 2019 are as follows:

	2021	2020	2019
Income taxes at the Netherlands statutory rate	25.0%	25.0%	25.0%
Valuation allowance	(4.4)	(8.1)	(26.9)
Taxation of foreign operations, net(1)	(3.0)	(2.1)	33.1
Unrecognized tax benefits(2)	1.6	8.2	(14.1)
Excess tax benefit related to share-based compensation	(1.0)	(0.6)	5.1
Prior year taxes	0.6	(1.6)	(1.4)
Government incentives(3)	(0.6)	(0.6)	9.7
Changes in tax laws and rates	(0.4)	(0.3)	(0.4)
Tax impact from (deductible) nondeductible items	0.2	(0.8)	(10.3)
Tax impact from intangible property transfer	0.0	(0.8)	27.2
Other items, net	0.1	0.0	(0.3)
Effective tax rate	18.1%	18.3%	46.7%
(1)Our effective tax rate reflects the benefit of our global operations where certain income or loss is taxed at rates higher or lower than the Netherlands’ statutory rate of 25% as well as the benefit of some income being partially exempt from income taxes due to various intercompany operating and financing activities. These foreign tax benefits are due to a combination of favorable tax laws, regulations and exemptions in these jurisdictions. Partial tax exemptions exist on foreign income primarily derived from operations in Germany, the Netherlands and Singapore. Further, we have intercompany financing arrangements in which the intercompany income is nontaxable or partially exempt or subject to lower statutory tax rates. During 2021 and 2020, we had intercompany arrangements through Dubai, and through mid-2019 had arrangements through Luxembourg and Ireland.
(2)In 2020, we recorded tax accruals related to the potential nondeductibility of the $95.0 million expense reimbursement paid in connection with the unsuccessful acquisition attempt by Thermo Fisher.
(3)Government incentives include tax credits in the U.S. relating to research and development expense and other government incentives.

Changes in Amounts of Unrecognized Tax Benefits
Changes in the amount of unrecognized tax benefits for the years ended December 31, 2021, 2020, and 2019 are as follows:

(in thousands)	2021	2020	2019
Balance at beginning of year	$100,092	$58,002	$55,780
Additions based on tax positions related to the current year	6,629	31,758	5,770
Additions for tax positions of prior years	5,036	3,560	14,532
Decrease for tax position of prior years	(266)	(57)	(9,073)
Decrease related to settlements	—	—	(7,605)
Decrease due to lapse of statute of limitations	(344)	(520)	(409)
(Decrease) increase from currency translation	(7,529)	7,349	(993)
Balance at end of year	$103,618	$100,092	$58,002

Components of Net Deferred Tax Assets and Liabilities	The components of the net deferred tax asset and liability at December 31, 2021 and 2020 are as follows:

	2021		2020
(in thousands)	Deferred Tax Asset	Deferred Tax Liability	Deferred Tax Asset	Deferred Tax Liability
Net operating loss and tax credit carryforward	$67,853	$—	$67,856	$—
Accrued and other liabilities	26,513	—	22,926	—
Inventories	4,790	(3,935)	3,872	(2,269)
Unrealized loss on investments	—	(32)	—	(25,779)
Property, plant and equipment	6,046	(29,241)	6,099	(23,376)
Intangible assets	4,066	(62,585)	2,817	(55,999)
Share-based compensation	20,464	—	18,377	—
Disallowed interest carryforwards	16,219	—	42,090	—
Convertible notes	5,231	—	6,512	(13,513)
Other	7,287	(6,045)	9,428	(6,046)
	158,469	(101,838)	179,977	(126,982)
Valuation allowance	(21,326)	—	(37,332)	—
	$137,143	($101,838)	$142,645	($126,982)
Net deferred tax assets		$35,305		$15,663